Revenues	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Revenue
6.	Revenues
Three months ended September 30,			Nine months ended September 30,,
	2018	2017	2018	2017
Zinc concentrate sales	$50,192	$59,778	$208,344	$169,860
Zinc concentrate mark-to-market adjustments	(4,799)	2,450	(19,670)	(74)
Zinc concentrate by-product sales	148	316	1,855	7,640
Zinc concentrate treatment charges	(1,291)	(2,863)	(3,686)	(10,445)
Total revenue from zinc concentrate contracts	44,250	59,681	186,843	166,981
Copper concentrate sales	26,250	9,479	63,759	29,216
Copper concentrate mark-to-market adjustments	(1,464)	(227)	(2,170)	459
Copper concentrate by-product sales	5,890	2.447	14,652	8,311
Copper concentrate treatment and refining charges	(3,318)	(1,605)	(8,320)	(4,908)
Total revenue from copper concentrate contracts	27,358	10,094	67,921	33,078
Other	-	1,261	-	8,715
	$71,608	$71,036	$254,764	$208,774

Mark-to-market adjustments on sales of zinc and copper concentrates consist of provisional and final pricing adjustments, as well as physical quantity adjustments, made prior to the finalization of the sales contract. Other revenue in 2017 consists of stockpiled gold and silver bearing ore shipped directly to buyers.

The Company’s sales contracts are provisionally priced with provisional pricing periods lasting typically one to four months with provisional pricing adjustments recorded to revenue as market prices vary. The Company’s products are transferred to its customers as at a point in time. As at September 30, 2018, a 10% change to the underlying metals prices would result in a change in revenue and accounts receivable of $8,996, based on the total quantities of metals in sales contracts for which the provisional pricing periods were not yet closed.